Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 154,495	$ 251,134
Short-term and current maturities of long-term bank deposits	119,980	47,586
Marketable securities	575,814	522,028
Accounts receivable and other:
Trade, net	202,260	246,972
Other receivables and prepaid expenses	57,210	59,727
Inventories	226,669	210,439
TOTAL CURRENT ASSETS	1,336,428	1,337,886
LONG-TERM MARKETABLE SECURITIES	404,896	435,189
PROPERTY, PLANT AND EQUIPMENT, NET	190,139	199,692
DEFERRED INCOME TAXES	103,672	124,882
GOODWILL	17,231	11,820
OTHER ASSETS	83,147	66,893
TOTAL ASSETS	2,135,513	2,176,362
Accounts payable:
Trade payables	68,484	68,232
Settlement and loss contingencies	140,553	202,036
Returns reserve	55,865	56,033
Accrued income taxes	33,011	19,695
Accrued expenses	23,953	25,181
Employees and payroll accruals	23,055	23,863
Medicaid and indirect rebates	22,403	19,347
Other current liabilities	18,224	17,731
TOTAL CURRENT LIABILITIES	385,548	432,118
LONG-TERM LIABILITIES:
Other long-term liabilities	19,106	32,799
TOTAL LONG-TERM LIABILITIES	19,106	32,799
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	404,654	464,917
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at March 31, 2023 and March 31, 2022: 200,000,000 shares; Issued at March 31, 2023 and March 31, 2022: 45,116,262 shares Outstanding at March 31, 2023 and March 31, 2022: 37,584,631 shares	679	679
Founders' shares of NIS 0.00001 par value: Authorized, issued and outstanding at March 31, 2023 and March 31, 2022:2,600 shares	1	1
Additional paid-in capital	262,445	262,445
Accumulated other comprehensive loss, net of taxes	(174,996)	(168,965)
Treasury stock at March 31, 2023 and March 31, 2022: 7,531,631 shares	(771,406)	(771,406)
Accumulated earnings	2,414,136	2,388,691
TOTAL SHAREHOLDERS’ EQUITY	1,730,859	1,711,445
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,135,513	$ 2,176,362